SEGMENT INFORMATION (Schedule of Assets, Depreciation and Amortization, and Capital Expenditures by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 126,651	$ 110,833
Depreciation and amortization	3,706	4,881	$ 4,065
Asset's impairment	1,800
Expenditure for segment assets	17,875	12,330
OEM of Heat Transfer Solutions and Aviation Accessories [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	24,251	27,271
Depreciation and amortization	690	2,174
Asset's impairment	1,800
Expenditure for segment assets	1,012	271
MRO Services for heat transfer components and OEM of heat transfer solutions [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	39,193	27,267
Depreciation and amortization	432	740
Expenditure for segment assets	9,345	4,831
MRO services for Aviation Components and Lease [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	55,616	45,112
Depreciation and amortization	2,325	1,683
Expenditure for segment assets	5,411	5,624
Overhaul and coating of jet engine components [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	8,846	7,128
Depreciation and amortization	259	284
Expenditure for segment assets	2,107	1,604
Amounts not allocated to segments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	(1,255)	4,055
Depreciation and amortization	0	0
Expenditure for segment assets	$ 0	$ 0